Basis of presentation and basis of consolidation	12 Months Ended
Dec. 31, 2025
Basis of presentation
Basis of presentation

3.    Basis of presentation

3.1 Basis of presentation

Statement of compliance

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements were approved for issue by the Board of Directors on March 24, 2026.

All accounting policies and measurement bases with effect on the consolidated financial statements were applied in their preparation.

The information set out in these consolidated financial statements does not constitute the Company’s statutory accounts for the years ended December 31, 2025 and 2024, respectively. The accounts for 2024 have been reported on by the Company’s statutory auditors: their reports were unqualified and did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006. The accounts for 2024 have been delivered to the UK Registrar of Companies and those for 2025 will be delivered in due course.

Basis of measurement

The consolidated financial statements were prepared on a historical cost basis, with the exceptions disclosed in the notes to the consolidated financial statements, where applicable, and in those situations where IFRS requires that financial assets and financial liabilities are valued at fair value.

3.2 Accounting policies, new standards, interpretations and amendments adopted by the Company and issued but not yet adopted by the Company

There are no new IFRS standards, amendments or interpretations that are mandatory as of January 1, 2025 that are materially relevant to the Company. Additionally, the Company has not adopted any standard, interpretation or amendment that has been issued but is not yet effective.

In 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements on the presentation within the statement of profit or loss, including the specified totals and subtotals. It also requires disclosure of management defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements and the notes. These new requirements are expected to impact all reporting entities. IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after January 2027, but earlier application is permitted. Comparative periods will need to be restated and a reconciliation of the statement of profit or loss previously published will be required for the comparative periods. The Company is currently assessing the new requirements of IFRS 18, with focus on the specific developments in its industry, to identify and collect relevant information to measure the impacts and resources needed, including internal changes, derived from implementing IFRS 18. The Company anticipates changes to our Consolidated Financial Statements upon adoption.

3.3 Functional and reporting currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which each entity operates (“the functional currency”). The Company’s consolidated financial statements are presented in US Dollars, which is the Parent Company’s functional currency and the Company’s reporting currency.

Foreign currency transactions are initially recorded by each of the Company’s entities at their respective functional currency spot rates at the date the transaction is recognized. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the functional currency spot rates at the end of each reporting period are recognized in the consolidated income statements. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

The results of operations and financial position of the Company’s entities that have a functional currency different from the Company’s reporting currency are translated into the reporting currency as follows:

●	Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the date of the consolidated statement of financial position;
●	Income and expenses for each consolidated income statement are translated at average exchange rates; and
●	All differences arising from the aforementioned translations are recognized in equity under “Translation differences.”

Upon the disposal of a foreign operation, the translation differences relating to that operation deferred as a separate component of consolidated equity are recognized in the consolidated income statements when the gain or loss on disposal is recognized.

3.4 Critical accounting estimates, assumptions and judgments

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make estimates, assumptions and judgments that affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses, and the accompanying disclosures at the date of the consolidated financial statements. Critical estimates, assumptions and judgments, by definition, will seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management also needs to exercise judgment in applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates, assumptions and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

Certain estimates, assumptions and judgments that were made by management in the preparation of these consolidated financial statements, include:

●	the impairment analysis on property, plant and equipment, including the assumptions used to determine estimated recoverable amount, determined by value in use or by fair value less cost of disposal methods, see Note 6 and Note 8;
●	the carrying value of our EDF CPI contract, including the assumptions used to determine its fair value, see Note 21.

The Company based its estimates, assumptions and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ materially from these estimates as we are subject to risks and uncertainties that may cause actual results to differ from estimated amounts, such as changes in prices. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

There may be circumstances when judgment is required, such as to determine when control of the goods or services passes to the customer for revenue recognition, see Note 4.17. We have also applied judgment in our determination that we have control of our QSLP and WVA partnerships. See Note 12.

As of the date of these consolidated financial statements, no material events have occurred which impact the Company’s estimates, assumptions or judgements used in determining our accounting considerations.

3.5 Basis of consolidation

The annual closing date of the financial statements for each consolidated subsidiary is December 31. The Company fully consolidates subsidiaries’ financial statements that it is deemed to control into these consolidated financial statements. All intercompany transactions have been eliminated.

Non-controlling interests are presented in “Equity – Non-controlling interests” in the consolidated statements of financial position, separately from the consolidated equity attributable to the Parent. The share of non-controlling interests in the profit or loss for the year is presented under “Profit attributable to non-controlling interests” in the consolidated income statements.

When necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies used to the accounting policies of the Company.